Long-Term Investments, Net (Details) - Schedule of Long-Term Investments - CNY (¥) ¥ in Thousands		Aug. 31, 2024	Aug. 31, 2023
Equity method investments:
Total equity method investments		¥ 24,421	¥ 32,732
Startcamp Education Technology Limited ("Startcamp") [Member]
Equity method investments:
Total equity method investments	[1]		7,872
BOTO Academic English Co., Ltd. ("BOTO") [Member]
Equity method investments:
Total equity method investments				[2]
Other Investment [Member]
Equity method investments:
Total equity method investments	[3]		439
Equity securities without readily determinable fair value [Member]
Equity method investments:
Total equity method investments		¥ 24,421	¥ 24,421	[4]

[1]	The Group acquired 25% equity interest in Startcamp for total cash consideration of RMB 10,000 in the year ended August 31, 2019. The Group accounts for the investment under the equity method because the Group has the ability to exercise significant influence but does not have control over the investee. Loss of RMB 153, RMB 339 and RMB 7,872 were recorded for the years ended August 31, 2022, 2023 and 2024, respectively.
[2]	The Group holds 30% equity interest in BOTO through acquisition of Can-achieve Education Consultants Co., Ltd. and its subsidiaries (“Can-achieve Group”) in fiscal year 2018. The Group accounts for the investment under the equity method because the Group has the ability to exercise significant influence but does not have control over the investee. Loss of RMB 4 and RMB nil were recorded for the years ended August 31, 2021 and 2022, respectively. During the year ended August 31, 2023, BOTO was shut down, and the Group recorded RMB 1,464 of investment loss.
[3]	The other investment consists of 46% equity interest in Beijing Cloud Apply Co., Ltd.. The Group accounts for the investment under the equity method because the Group has the ability to exercise significant influence but does not have control over the investee. During the year ended August 31, 2024, Beijing Cloud Apply Co., Ltd. was shut down, and the Group recorded RMB 439 of investment loss.
[4]	The Group accounted for these equity investments using the measurement alternative when equity method is not applicable and there is no readily determinable fair value for the investments. During the year ended August 31, 2021, the Group acquired 18% equity interest in Shanghai Yurong Culture and Art Co., Ltd. (“Golden Ballet”) for a total cash consideration of RMB 21,951. During year ended August 31, 2022, the Group acquired 10% equity interest in Hurun Baixue (Shanghai) Industrial Co., Ltd. for a total cash consideration RMB 5,000. During the year ended August 31, 2023 and 2024, the Group recorded RMB 2,613 and RMB nil of impairment loss on the equity interest of Golden Ballet respectively, representing the difference between the fair value of the investment and its carrying amount.